Note 7 - Other Operating Income (Expenses) (Tables)	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of other operating income (expense) portions [text block]
	2020	2019 (i)	2018
Government grants/NPV of long-term fiscal incentives	735.9	761.3	820.1
Extemporaneous credits/(debits) (ii)	2,121.3	594.6	-
(Additions)/reversals of provisions	(70.1)	(37.7)	(42.0)
Gains/(losses) on disposals of property, plant and equipment, intangible assets and the operations of associates	27.2	30.7	(29.8)
Other operating income/(expenses), net	(134.9)	123.8	199.0
	2,679.4	1,472.7	947.3